Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2026	September 30, 2025
Operating lease right-of-use assets	$50,642	$85,157

Operating lease liabilities – current	$57,433	$72,645
Operating lease liabilities – non-current	-	-
Total operating lease liabilities	$57,433	$72,645

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.69	1.18
Weighted average discount rate	3.0%	3.0%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

Remainder of 2026	$57,731
Total lease payments	57,731
Less: imputed interest	(298)
Present value of lease liabilities	$57,433